Shareholder Report, Average Annual Return (Details) 194519_LHA Market State Tactical Beta ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LHA Market State™ Tactical Beta ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Beta ETF NAV
Average Annual Return, Percent	18.26%	9.25%	10.70%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	16.37%